Prepayments, accrued income and other assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash collateral and margin receivables	£ 44,932	£ 29,947
Settlement accounts	6,926	4,960
Bullion	3,464	2,253
Prepayments and accrued income	1,769	1,365
Property, plant and equipment	761	846
Right-of-use assets	166	251
Reinsurers’ share of liabilities under insurance contracts (Note 4)	140	146
Employee benefit assets (Note 5)	73	54
Endorsements and acceptances	243	196
Other accounts	2,905	3,100
Prepayments, accrued income and other assets	61,379	43,118
– other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	£ 55,801	£ 39,064